Other Assets (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Schedule of Other Assets

Other Assets

(millions of Canadian dollars)		As at

	January 31 2020	October 31 2019
Accounts receivable and other items	$8,929	$9,069
Accrued interest	2,416	2,479
Current income tax receivable	2,572	2,468
Defined benefit asset	13	13
Insurance-related assets, excluding investments	1,779	1,761

Prepaid expenses	1,193	1,297
Total	$16,902	$17,087